Investments Accounted for Using the Equity Method - Additional Information (Detail) - CLP ($) $ in Thousands		12 Months Ended
	Dec. 07, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2014
Associates [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest	51.00%
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Impairment loss				$ 69,066,857
Ownership interest		51.00%	51.00%
Centrales Hidroelectricas de Aysen S.A. [Member] | Colbun
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest	49.00%